Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 234,313		¥ 181,520
Less: allowance for doubtful accounts	(1,724)		(1,127)	¥ (574)
Accounts receivable, net	¥ 232,589	$ 35,646	¥ 180,393